CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Contingent Liabilities
SCHEDULE OF CONTINGENT LIABILITIES

Contingent liabilities as of December 31, 2024 and December 31, 2023 consist of the following:

	As of December 31, 2024	As of December 31, 2023
Options	$-	1,690,000
Contingent consideration	-	2,024,000
	$-	3,714,000

SCHEDULE OF DERIVATIVE LIABILITIES OPTIONS EXPLANATORY

	Opening	Adjustments	Closing Value
PIN	$-	$-	$-
ESQ	1,690,000	(1,690,000)	-
	$1,690,000	$(1,690,000)	$-

Options as on December 31, 2023

	Acquisition Value	Adjustments	Closing Value
PIN	$22,350,000	$(22,350,000)	$-
ESQ	1,691,198	(1,198)	1,690,000
	$24,041,198	$(22,351,198)	$1,690,000

SCHEDULE OF CONTINGENT CONSIDERATION EXPLANATORY

	Opening	Adjustments	Closing Value

RF	$2,024,000	$(2,024,000)	$-

Contingent Consideration as on December 31, 2023

	Acquisition Value	Adjustments	Closing Value
RF	$10,380,396	$(8,356,396)	$2,024,000
UAV	1,208,000	(1,208,000)	-
PIN	859,000	(859,000)	-
	$12,447,396	$(10,423,396)	$2,024,000